STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 57		$ 9,527	$ 8,221	$ 34,363	$ 40,513	$ 62,475
Asset impairment	0	$ 2,600	0	2,649	0
Research and development - licenses acquired						527	1,474
Gain on the sale of property and equipment	0		(1,351)	0	(1,351)	(1,466)
General and administrative	1,400		2,131	4,358	7,507	9,686	12,210
Total operating expenses	1,457		10,307	15,228	40,519	49,260	76,159
Loss from operations	(1,457)		(10,307)	(15,228)	(40,519)	(49,260)	(76,159)
Other income (expense)
Other income			138	314	918	917	1,304
Interest income	48		115	118	727	850	689
Interest expense	(1)		(4)	(4)	(4,112)	(4,109)	(3,359)
Total other income (expense)	47		249	428	(2,467)	(2,342)	(1,366)
Net Loss	$ (1,410)		$ (10,058)	$ (14,800)	$ (42,986)	$ (51,602)	$ (77,525)
Net loss per common share outstanding, basic	$ (1.91)		$ (61.57)	$ (31.11)	$ (264.39)	$ (299.96)	$ (504.42)
Net loss per common share outstanding, diluted	$ (1.91)		$ (61.57)	$ (31.11)	$ (264.39)	$ (299.96)	$ (504.42)
Weighted average number of common shares outstanding, basic	736,692		163,365	475,636	162,583	172,031	153,690
Weighted average number of common shares outstanding, diluted	736,692		163,365	475,636	162,583	172,031	153,690